Share Based Compensation - Schedule of Option Activity (Details) - Share Option Plan [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Option Activity [Line Items]
Number of share options, Outstanding, Beginning		427,060	427,060
Weighted average exercise price, Outstanding, Beginning		$ 3.59	$ 3.59
Remaining contractual term in years, Outstanding, Beginning		9 years 3 months 10 days
Number of share options, Outstanding, Exercised		(289,401)
Weighted average exercise price, Exercised		$ 0.03
Aggregate Intrinsic value, Exercised		$ 1,384,653
Number of share options, Outstanding, Ending		137,659
Weighted average exercise price, Outstanding, Ending		$ 2.68
Remaining contractual term in years, Outstanding, Ending		9 years 3 months 3 days
Aggregate Intrinsic value, Outstanding, Ending		$ 234,296
Number of share options, Exercisable		137,659
Weighted average exercise price, Exercisable		$ 2.68
Remaining contractual term in years, Exercisable		9 years 3 months 3 days
Aggregate Intrinsic value, Exercisable		$ 234,296
Number of share options, Vested		137,659
Weighted average exercise price, Vested		$ 2.68
Remaining contractual term in years, Vested		9 years 3 months 3 days
Aggregate Intrinsic value, Vested		$ 234,296